Loans Payable	12 Months Ended
Dec. 31, 2022
Loans Payable [Abstract]
LOANS PAYABLE

NOTE 9 - LOANS PAYABLE

The following tables summarize the activity of loans payable during the years ended December 31, 2022 and 2021:

	Principal Balance at January 1, 2022	Adjustments		Principal Repaid in Cash	New Issuances	Effect of Foreign Exchange Rates	Principal Balance at December 31, 2022
Paycheck Protection Program	$41,312	$-		$(41,312)	$-	$-	$-
Bounce Back Loan Scheme	61,169	-		(11,646)	-	(6,394)	43,129
First Assurance – 2021	1,618,443	(14,042	)(1)	(1,604,401)	-		-
First Assurance – 2022	-	-		-	1,060,890	-	1,060,890
Other loans payable	155,320	80,366	(2)		-	-	235,686
Total loans payable	1,876,244	$66,324		$(1,657,359)	$1,060,890	$(6,394)	1,339,705
Less: loans payable – current portion	1,828,079						1,308,516
Loans payable – non-current portion	$48,165						$31,189

(1)	Note that this amount was related to finance charges and was reclassified.

(2)	Note that this amount was reclassified from related party payables.

	Principal Balance at January 1, 2021	Forgiveness/ Adjusted to Other Income	Principal Repaid in Cash	New Issuances	Effect of Foreign Exchange Rates	Principal Balance at December 31, 2021
Kingsbrook	$150,000	$-	$(150,000)	$-	$-	$-
Paycheck Protection Program	53,051	(11,670)	(69)	-	-	41,312
Bounce Back Loan Scheme	68,245	-	(4,724)	-	(2,352)	61,169
First Assurance - 2020	655,593	-	(655,593)	1,618,443	-	1,618,443
Other loans payable	155,320	-	-	-	-	155,320
Total loans payable	1,082,209	$(11,670)	$(810,386)	$1,618,443	$(2,352)	1,876,244
Less: loans payable - current portion	968,446					1,828,079
Loans payable - non-current portion	$113,763					$48,165

Loans Payable, Current Portion

	Simple Interest Rate	December 31, 2022	December 31, 2021
Loan payable issued September 18, 2019	8%	$50,000	$50,000
Loan payable issued September 18, 2019	8%	50,000	-
Loan payable issued October 8, 2019	0%	4,000	-
Loan payable issued October 29, 2019	8%	69,250	69,250
Loan payable issued December 31, 2019	0%	5,000	-
Loan payable issued February 5, 2020	8%	3,500	3,500
Loan payable issued February 5, 2020	8%	3,500	-
Loan payable issued March 31, 2020	8%	4,537	4,537
Loan payable issued March 31, 2020	8%	4,537	-
Loan payable issued June 8, 2020	8%	-	5,000
Loan payable issued June 8, 2020	0%	5,000	5,000
Loan payable issued June 17, 2020	8%	485	-
Loan payable issued July 15, 2020 *	8%	4,695	4,695
Loan payable issued July 15, 2020	8%	5,503	-
Loan payable issued October 8, 2020 *	8%	7,798	-
Loan payable issued October 13, 2020	8%	13,337	13,337
Loan payable issued October 14, 2020	8%	4,544	-
Current portion of PPP Loans (1)	1%	-	41,312
Current portion of Bounce Back Loans (1) (2)	1%	11,940	13,005
First Assurance Funding payable issued December 10, 2021(2)	2%	1,060,890	1,618,443
		$1,308,516	$1,828,079

*	These loans are denominated in currencies other than USD.

(1)	See Loans Payable, Non-Current Portion for a description of the PPP Loans and the Bounce Back Loans.

(2)	Note that these loans are not currently in default.

Loans Payable, Non-Current Portion

The non-current portion of the Company’s loans payable as of December 31, 2022 and 2021 are as follows:

	Simple Interest Rate	December 31, 2022	December 31, 2021	Maturity Date
PPP loan payable issued May 5, 2020	1.0%	-	$41,312	5/4/2022
BBLS loan payable issued June 10, 2020	2.5%	43,129	61,170	6/10/2026
Subtotal		43,129	102,482
Less: Current portions of BBLS/PPP loans, respectively (see above)		(11,940)	(54,317)
Non-current portion		$31,189	$48,165

During April and May 2020, Katexco received loans in the aggregate amount of $53,051 (the “PPP Loans”), under the Payroll Protection Program (“PPP”), to support continuing employment during the COVID-19 pandemic.

Effective March 27, 2020, legislation referred to as the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was passed to benefit companies in the U.S. that were significantly impacted by the pandemic. Under the terms of the CARES Act, as amended by the Paycheck Protection Program Flexibility Act of 2020, the Company is eligible to apply for and receive forgiveness for all or a portion of their respective PPP Loans. Such forgiveness will be determined, subject to limitations, based on the use of the loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs (as defined under the PPP) and mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”) incurred during the 24 weeks subsequent to funding, and on the maintenance of employee and compensation levels, as defined, following the funding of the PPP Loan. The Company believes it used the proceeds of the PPP Loans for Qualifying Expenses. Any amounts not forgiven incur interest at 1.0% per annum and monthly repayments of principal and interest are deferred for six months after the date of disbursement.

On May 19, 2021, the Company applied for loan forgiveness for the amount of $51,051 in connection with amounts borrowed by Katexco under the Paycheck Protection Program. On August 5, 2021, the Company was notified that $9,670 was forgiven in connection with the PPP Loans.

On September 30, 2021, the Company adjusted a portion of the PPP Loans in the amount of $2,000 to other income since such amount was a grant to 180LS by the government, and it did not need to be repaid.

As of December 31, 2021, the Company recorded accrued interest of $163 related to the PPP loans and interest expense of $1,636. On May 27, 2022, the Company repaid in full the remainder of the PPP Loans in the amount of $41,312.

On June 10, 2020, the Company received GBP £50,000 (USD $64,353) of cash proceeds pursuant to the Bounce Back Loan Scheme (“BBLS”), which provides financial support to businesses across the UK that are losing revenue, and seeing their cashflow disrupted, as a result of the COVID-19 outbreak. The BBLS is unsecured and bears interest at 2.5% per annum. The maximum loan amount is GBP £50,000 and the length of the loan is six years, with payments beginning 12 months after the date of disbursement. Early repayment is allowed, without early repayment fees. As of December 31, 2022 and 2021, the Company recorded accrued interest of GBP £778 (USD $1,051) and GBP £514 (USD $702), respectively, related to the BBLS loan. During the years ended December 31, 2021 and 2020, the Company recorded interest expense of GBP £778 (USD $1,051) and GBP£514 (USD $702), respectively, related to the BBLS loan.

On June 12, 2020, the Company entered into a promissory note agreement with Kingsbrook Opportunities Master Fund LP for the borrowing of the aggregate principal sum of $150,000, which bears interest at 15% per annum and matures on August 31, 2021. On March 3, 2021, the Company repaid the Kingsbrook loans payable in cash for an aggregate of $162,452, which included the principal amount of $150,000 and accrued interest of $12,452.

During the year ended December 31, 2021, the Company paid an aggregate of $655,593 in full satisfaction of the 2020 directors and officers insurance policy and $4,724 in partial satisfaction of the Bounce Back Loan Scheme.

On December 10, 2021, the Company entered into a financing arrangement for a Directors and Officers Insurance Policy (the “D&O Insurance”) with First Assurance Funding to finance $1,618,443 of a total D&O Insurance amount of $2,005,502 inclusive of premiums, taxes, and fees. As of December 31, 2022, a total of $1,060,890 remains financed in loans payable, due in monthly installments of $161,844.

Loans Payable – Related Parties

Loans payable to related parties (the “Related Party Loans”) consist of loans payable to certain of the Company’s officers, directors and a greater than 10% stockholder. The Company had the following loans payable to related parties outstanding as of December 31, 2022 and 2021:

	Simple Interest Rate	December 31, 2022(1)	December 31, 2021
Loan payable issued September 18, 2019	8%	$-	$50,000
Loan payable issued October 8, 2019	0%	-	4,000
Loan payable issued February 5, 2020	8%	-	3,500
Loan payable issued March 31, 2020	8%	-	4,537
Loan payable issued June 17, 2020	8%	-	485
Loan payable issued July 15, 2020	8%	-	5,503
Loan payable issued October 8, 2020 *	8%	-	8,708
Loan payable issued October 14, 2020	8%	-	4,544
		$-	$81,277

*	These are loans denominated in currencies other than USD.

(1)	The loan payables listed belong to holders that are no longer considered related parties as of this date.

At issuance, the Related Party Loans provided for a maturity date upon the earliest of (a) the consummation of the Business Combination; (b) June 30, 2020; or (c) 60 days after the respective issuance date. On July 1, 2020, the Company amended the terms of the Related Party Loans to extend the maturity terms to the earlier of (a) the closing of a qualified financing; or (b) November 1, 2020. The terms of all loan extensions were reviewed and were deemed to be modifications, rather than extinguishments.

On February 10, 2021, the Company entered into amended loan agreements to modify the terms of certain loan agreements in the aggregate principal amount of $432,699, previously entered into with Sir Marc Feldmann and Dr. Lawrence Steinman, the Co-Executive Chairmen of the Board of Directors. The loan agreements were extended and modified to be paid back at the Company’s discretion, either by 1) repayment in cash, or 2) by converting the outstanding amounts into shares of common stock at the same price per share as the next financing transaction. Subsequently, on February 25, 2021, and effective as of the date of the original February 10, 2021 amendments, the Company determined that such amendments were entered into in error and each of Sir Feldmann and Dr. Steinman rescinded such February 10, 2021 amendments pursuant to their entry into Confirmations of Rescission acknowledgements. As such, the amendments to allow Sir Feldmann and Dr. Steinman the option to convert such loans into shares of common stock were never effective.

On April 12, 2021, the Company entered into amended loan agreements with Sir Marc Feldmann and Dr. Lawrence Steinman, the Co-Executive Chairman of the Board of Directors, which extended the maturity date of all of their outstanding loan agreements to September 30, 2021.

On that day, they elected to exchange an aggregate principal of $433,374 and aggregate accrued interest of $61,530 into an aggregate of 4,124 shares of the Company’s common stock at a price of $120.00 per share, pursuant to the terms of the agreement (see Note 12 - Stockholders’ Equity).

Interest Expense on Loans Payable

For the year ended December 31, 2022, the Company recognized interest expense and interest income — related parties associated with outstanding loans, of $14,156 and $1,490, respectively.

For the year ended December 31, 2021, the Company recognized interest expense and interest expense — related parties associated with outstanding loans, of $24,019 and $38,874, respectively.

As of December 31, 2022, the Company had accrued interest and accrued interest — related parties associated with outstanding loans, of $37,960 and $16,770, respectively. See Note 14 — Related Parties for additional details.

As of December 31, 2021, the Company had accrued interest and accrued interest — related parties associated with outstanding loans, of $24,212 and $812, respectively. See Note 14 — Related Parties for additional details.